General information	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information

Basis of presentation
The unaudited interim consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (US GAAP). The amounts are presented in United States dollars (US dollar) rounded to the nearest hundred thousand, unless stated otherwise.

The unaudited interim consolidated financial statements do not include all of the disclosures required in complete annual financial statements. These unaudited interim consolidated financial statements should be read in conjunction with the Company's annual consolidated and combined carve-out financial statements as of December 31, 2014 filed on Form 20-F (our “audited 2014 financial statements”). The year-end balance sheet data was derived from our audited 2014 financial statements, but does not include all disclosures required by US GAAP, and has been retrospectively adjusted as described in Note 2. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement have been included. Preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies
The accounting policies adopted in the preparation of the unaudited interim consolidated financial statements are consistent with those followed in the preparation of our annual audited 2014 financial statements for the year ended December 31, 2014, unless otherwise included in these unaudited interim consolidated financial statements as separate disclosures.

Other revenues
Other revenues include amounts recognized as early termination fees under the offshore drilling contracts which have been terminated prior to the contract end date. Contract termination fees are recognized on a daily basis as and when any contingencies or uncertainties are resolved.

Revision
In 2014 the Company identified an immaterial error on the classification of payments related to long term maintenance as an investing activity rather than as an operating activity in the consolidated statement of cash flows for the six months ended June 30, 2014. The correct classification was reflected within the Company's financial statements for the three and nine months ended September 30, 2014 and audited 2014 financial statements. Accordingly, the presentation of the consolidated statement of cash flows for the six months ended June 30, 2014 has been revised. This has resulted in a decrease in cash provided by operating activities of $31.7 million and an increase in cash from investing activities of $31.7 million. This revision does not impact the Company’s previously reported net change in cash and cash equivalents and does not impact the Company’s consolidated balance sheets or consolidated statements of operations.